Pension And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Pension And Other Postretirement Benefits

Note 10 – Pension and Other Postretirement Benefits

Southwest has an Employees' Investment Plan that provides for purchases of various mutual fund investments and Company common stock by eligible Southwest employees through deduction of a percentage of base compensation, subject to IRS limitations. Southwest matches up to one-half of amounts deferred. The maximum matching contribution is 3.5% of an employee's annual compensation. NPL has a separate plan, the cost and liability of which are not significant. The cost of the Southwest plan is listed below (in thousands):

	2011	2010	2009
Employee Investment Plan cost	$4,626	$4,583	$4,511

Southwest has a deferred compensation plan for all officers and a separate deferred compensation plan for members of the Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. Southwest matches one-half of amounts deferred by officers, up to a maximum matching contribution of 3.5% of an officer's annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody's Seasoned Corporate Bond Rate Index.

Southwest has a noncontributory qualified retirement plan with defined benefits covering substantially all employees and a separate unfunded supplemental retirement plan ("SERP") which is limited to officers. Southwest also provides postretirement benefits other than pensions ("PBOP") to its qualified retirees for health care, dental, and life insurance benefits.

The Company recognizes the overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, in its balance sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in accumulated other comprehensive income under stockholders' equity, net of tax, until they are amortized as a component of net periodic benefit cost.

In accordance with regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities, the Company has established a regulatory asset for the portion of the total amounts otherwise chargeable to accumulated other comprehensive income that are expected to be recovered through rates in future periods. The changes in actuarial gains and losses, prior service costs and transition assets or obligations pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are recognized as components of net periodic pension costs each year.

Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors of the Company. They are designed to enhance capital, maintain minimum liquidity required for retirement plan operations and effectively manage pension assets.

A target portfolio of investments in the qualified retirement plan is developed by the Pension Plan Investment Committee and is reevaluated periodically. Asset return assumptions are determined by evaluating performance expectations of the target portfolio. Projected benefit obligations are estimated using actuarial assumptions and Company benefit policy. A target mix of assets is then determined based on acceptable risk versus estimated returns in order to fund the benefit obligation. The current percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31to 37
Other	up to 5

The Company's pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan.

U.S. GAAP states that the assumed discount rate should reflect the rate at which the pension benefits could be effectively settled. In making this estimate, in addition to rates implicit in current prices of annuity contracts that could be used to settle the liabilities, employers may look to rates of return on high-quality fixed-income investments available on December 31 of each year and expected to be available during the period to maturity of the pension benefits. In determining the discount rate, the Company matches the plan's projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.

Due to the continuing low interest rate environment for high-quality fixed income investments, the Company lowered the discount rate in 2011 from 2010. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase was also lowered (consistent with management's expectations overall) in 2011 from 2010 and the asset return assumption was unchanged between periods. The rates are presented in the table below:

	December 31, 2011	December 31, 2010
Discount rate	5.00%	5.75%
Weighted-average rate of compensation increase	3.00%	3.25%
Asset return assumption	8.00%	8.00%

Low asset returns were experienced during 2011, relative to the assumed rate of return. This, combined with significant favorable returns in 2010 and 2009, partially offset substantial losses experienced in 2008. The combined asset return experience, however, coupled with the reduction in the discount rate will increase the expense level for 2012. Pension expense for 2012 is estimated to increase by $7.5 million. Future years expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.

The following table sets forth the retirement plan, SERP, and PBOP funded status and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2011			2010
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$662,134	$31,860	$46,765	$606,276	$35,339	$42,322
Service cost	17,725	217	858	16,932	372	856
Interest cost	37,276	1,766	2,631	35,614	2,045	2,491
Actuarial loss (gain)	89,922	2,427	2,835	27,680	(3,480)	2,632
Benefits paid	(26,486)	(2,443)	(907)	(24,368)	(2,416)	(1,536)

Benefit obligation at end of year (PBO/PBO/APBO)	780,571	33,827	52,182	662,134	31,860	46,765

Change in plan assets
Market value of plan assets at beginning of year	475,931	-	29,640	392,975	-	25,511
Actual return on plan assets	2,384	-	(200)	53,224	-	3,181
Employer contributions	70,000	2,443	904	54,100	2,416	1,348
Benefits paid	(26,486)	(2,443)	(400)	(24,368)	(2,416)	(400)

Market value of plan assets at end of year	521,829	-	29,944	475,931	-	29,640

Funded status at year end	$(258,742)	$(33,827)	$(22,238)	$(186,203)	$(31,860)	$(17,125)

Weighted-average assumptions (benefit obligation)
Discount rate	5.00%	5.00%	5.00%	5.75%	5.75%	5.75%
Weighted-average rate of compensation increase	3.00%	3.00%	3.00%	3.25%	3.25%	3.25%

Estimated funding for the plans above during calendar year 2012 is approximately $47 million of which $46 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.

The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2011	December 31, 2010
Retirement plan	$699,269	$590,811
SERP	32,695	30,725

Benefits expected to be paid for the pension, retiree welfare, and the SERP over the next 10 years are as follows (in millions):

	2012	2013	2014	2015	2016	2017-2021
Pension	$30.5	$32.1	$33.8	$35.6	$37.6	$220.4
Retiree welfare	2.5	2.6	2.8	2.9	3.0	15.9
SERP	2.5	2.5	2.4	2.4	2.4	11.8

No assurance can be made that actual funding and benefits paid will match these estimates.

For PBOP measurement purposes, the per capita cost of covered health care benefits medical rate trend assumption is 7.5% declining to 5%. The Company makes fixed contributions for health care benefits of employees who retire after 1988, but pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2011	2010	2009	2011	2010	2009	2011	2010	2009
(Thousands of dollars)
Service cost	$17,725	$16,932	$15,390	$217	$372	$195	$858	$856	$729
Interest cost	37,276	35,614	34,527	1,766	2,045	2,065	2,631	2,491	2,370
Expected return on plan assets	(40,114)	(36,538)	(35,221)	—	—	—	(2,379)	(2,093)	(1,603)
Amortization of prior service costs (credits)	—	—	(2)	—	—	—	—	—	—
Amortization of transition obligation	—	—	—	—	—	—	867	867	867
Amortization of net actuarial loss	14,348	10,478	4,253	631	1,155	909	590	489	434

Net periodic benefit cost	$29,235	$26,486	$18,947	$2,614	$3,572	$3,169	$2,567	$2,610	$2,797

Weighted-average assumptions (net benefit cost)
Discount rate	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2011				2010				2009
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$135,492	$127,651	$2,427	$5,414	$9,058	$10,994	$(3,480)	$1,544	$26,448	$21,054	$3,785	$1,609
Amortization of prior service credit (b)	—	—	—	—	—	—	—	—	2	2	—	—
Amortization of transition obligation (b)	(867)	—	—	(867)	(867)	—	—	(867)	(867)	—	—	(867)
Amortization of net actuarial loss (b)	(15,569)	(14,348)	(631)	(590)	(12,122)	(10,478)	(1,155)	(489)	(5,596)	(4,253)	(909)	(434)
Regulatory adjustment	(105,931)	(101,974)	—	(3,957)	(652)	(464)	—	(188)	(15,431)	(15,123)	—	(308)

Recognized in other comprehensive (income) loss	$13,125	$11,329	$1,796	$—	$(4,583)	$52	$(4,635)	$—	$4,556	$1,680	$2,876	$—
Net period benefit costs recognized in net income	34,416	29,235	2,614	2,567	32,668	26,486	3,572	2,610	24,913	18,947	3,169	2,797

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$47,541	$40,564	$4,410	$2,567	$28,085	$26,538	$(1,063)	$2,610	$29,469	$20,627	$6,045	$2,797

The table above discloses the net gain or loss, prior service cost, and transition amount recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

See also Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI").

U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.

Level 3 — unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2011 and December 31, 2010. The SERP has no assets.

	December 31, 2011			December 31, 2010
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 - Quoted prices in active markets for identical financial assets
Cash equivalents	$20	$1	$21	$48	$2	$50
Common stock
Capital equipment	4,332	133	4,465	11,083	362	11,445
Chemicals/materials	7,425	227	7,652	4,273	140	4,413
Consumer goods	40,806	1,249	42,055	35,491	1,158	36,649
Energy and mining	39,080	1,196	40,276	34,530	1,127	35,657
Finance/insurance	23,808	729	24,537	27,097	884	27,981
Healthcare	26,070	798	26,868	19,275	629	19,904
Information technology	29,052	889	29,941	33,445	1,091	34,536
Services	17,417	533	17,950	20,570	671	21,241
Telecommunications/utilities	16,257	498	16,755	12,172	397	12,569
Other	22,473	688	23,161	15,917	519	16,436
Real estate investment trusts	5,779	177	5,956	4,504	147	4,651
Mutual funds	57,512	14,154	71,666	49,994	14,234	64,228
Government fixed income	5,727	175	5,902	11,020	360	11,380
Futures contracts	4	—	4	(51)	(2)	(53)

Total Level 1 Assets (1)	$295,762	$21,447	$317,209	$279,368	$21,719	$301,087

Level 2 - Significant other observable inputs
Government fixed income and mortgage backed	$42,361	$1,297	$43,658	$39,201	$1,279	$40,480
Corporate fixed income
Asset-backed and mortgage-backed	16,969	519	17,488	14,014	457	14,471
Banking	16,192	496	16,688	17,178	561	17,739
Utilities	5,064	155	5,219	2,430	79	2,509
Other	25,769	789	26,558	20,575	671	21,246
Pooled funds and mutual funds	17,447	2,244	19,691	8,230	1,974	10,204
State and local obligations	936	29	965	626	20	646

Total Level 2 assets (2)	$124,738	$5,529	$130,267	$102,254	$5,041	$107,295

Level 3 - Significant unobservable inputs
Commingled equity funds	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Level 3 assets (3)	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Plan assets at fair value	$517,795	$29,954	$547,749	$476,011	$29,840	$505,851
Guaranteed investment contracts/guaranteed annuity contracts (4)	4,952	—	4,952	5,342	—	5,342

Total Plan assets (5)	$522,747	$29,954	$552,701	$481,353	$29,840	$511,193

(1)

Equity securities, Real Estate Investment Trusts, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan's various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets
(4)

The guaranteed investment contracts/guaranteed annuity contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $928,000 (qualified retirement plan - $918,000, PBOP - $10,000) and $5.6 million (qualified retirement plan - $5.4 million, PBOP - $200,000) for 2011 and 2010, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2009	$77,879
Actual return on plan assets:
Relating to assets still held at the reporting date	13,090
Relating to assets sold during the period	—
Purchases	6,500
Sales	—
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2010	$97,469
Actual return on plan assets:
Relating to assets still held at the reporting date	(8,442)
Relating to assets sold during the period	246
Purchases	12,000
Sales	(1,000)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2011	$100,273